OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 207	$ 176
Accrued expenses	1,903	1,350
Government (mainly tax provision)	2,344	1,710
Advance rent payments	483	45
Tenant security deposits	138	138
Other	56	57
Other accounts payable and accrued expenses	$ 5,131	$ 3,476